Transactions with Related Parties - Vivid,Cardiff Tankers,GSA, Steel wheel, Basset (Details) $ / shares in Units, € in Thousands, $ in Thousands	2 Months Ended	4 Months Ended	5 Months Ended		6 Months Ended			7 Months Ended	8 Months Ended		12 Months Ended	28 Months Ended	30 Months Ended	36 Months Ended
	Feb. 24, 2015 $ / shares	May. 06, 2015 $ / shares	Jun. 08, 2015 USD ($) $ / shares shares	Jun. 04, 2015 USD ($) shares	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2015 EUR (€) shares	Jun. 30, 2014 USD ($)	Jul. 30, 2015 USD ($) shares	Aug. 19, 2014 USD ($)	Aug. 20, 2013 USD ($)	Dec. 30, 2014 USD ($)	Dec. 31, 2012	Jun. 30, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2014 EUR (€)	Nov. 18, 2014 USD ($)
Common stock par value | $ / shares					$ 0.01								$ 0.01	$ 0.01
Interest expense					$ 816		$ 0
Due to an affiliate company					$ 78,306								$ 78,306	$ 0
Date of dividend record	Mar. 10, 2015	May 22, 2015
Date of dividend payment	Mar. 31, 2015	May 31, 2015
Share price per dividend paid | $ / shares	$ 0.19	$ 0.19
Chairman, President and Chief Executive Officer
Percentage Of Shareholder					17.60%	17.60%
Cardiff Tankers Inc.
Chartering commission					1.25%	1.25%
Steel Wheel Investments
Ownership in Ocean Rig | shares					1,570,226	1,570,226
Global Services Agreement between Ocean Rig and Cardiff Drilling
Commissions in connection with employment arrangements													1.00%
Commission on purchase or sale price of vessels and rigs													0.75%
Basset Consultancy Agreement Effective 1 June 2012 between wholly owned Subsidiary of Ocean Rig and Basset
Officers' Compensation					$ 500	€ 450								1,000	€ 900
Cash Bonus									$ 4,000	$ 3,000	$ 3,000
Ownership in Ocean Rig | shares					114,286	114,286
Basset Consultancy Agreement Effective 1 January 2015 between Company and Basset Holdings
Officers' Compensation					$ 500	€ 450
Cash Bonus					$ 2,000
Vivid Consultancy Agreement Effective 1 September 2010 between Company and Vivid Finance Limited
Commission in connection to financing related services												0.20%
Consultancy agreement terms in year												5 years
Vivid Consultancy Agreement Effective 1 January 2013 between Ocean Management Inc. and Vivid
Commission in connection to financing related services													0.20%
Ocean Rig UDW Inc.
Number of common shares offered in a public offering | shares			28,571,428
Common stock par value | $ / shares			$ 0.01
Share price | $ / shares			$ 7
Unsecured debt																$ 120,000
Debt Instrument - variable rate basis					LIBOR	LIBOR
Payment terms					Ocean Rig has the option to exchange this loan for its common shares owned by the Company at a fixed price per share, provided the Company's $200,000 Secured Bridge Credit facility has been repaid in full. If such exchange occurs, the margin of the loan will be reduced from inception. The above terms were amended with relevant supplemental agreements on Company's $200,000 Secured Bridge Credit facility.	Ocean Rig has the option to exchange this loan for its common shares owned by the Company at a fixed price per share, provided the Company's $200,000 Secured Bridge Credit facility has been repaid in full. If such exchange occurs, the margin of the loan will be reduced from inception. The above terms were amended with relevant supplemental agreements on Company's $200,000 Secured Bridge Credit facility.
Maturity Date Of Loan					May 2016	May 2016
Interest expense					$ 816
Due to an affiliate company					78,306								$ 78,306	$ 0
Proceeds from dividends received					$ 29,755
Ocean Rig UDW Inc. | Chairman, President and Chief Executive Officer
Percentage Of Shareholder			4.70%
Number of common shares offered in a public offering | shares			1,428,571
Common stock value purchased			$ 10,000
Exchange of debt instrument with shares | Ocean Rig UDW Inc.
Ownership in Ocean Rig | shares				4,444,444
Unsecured debt				$ 40,000
Number of Ocean Rig shares pledged as security | shares				20,555,556
$120,000 Exchangeable Promissory Note | Ocean Rig UDW Inc.
Ownership in Ocean Rig | shares								17,777,778
Due to an affiliate company								$ 80,000